RELATED PARTY TRANSACTIONS (Details)		1 Months Ended	6 Months Ended
	Apr. 06, 2026 shares	Apr. 30, 2026 shares	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
RELATED PARTY TRANSACTIONS
Amounts due from related parties			$ 3,025		$ 17,349
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]			us-gaap:RelatedPartyMember		us-gaap:RelatedPartyMember
Amounts due to related parties					$ 10,347,200
Other Liability, Current, Related Party, Type [Extensible Enumeration]			us-gaap:RelatedPartyMember		us-gaap:RelatedPartyMember
Receipt of CRO and CDMO services
RELATED PARTY TRANSACTIONS
Related party transactions			$ 253,463	$ 1,257,291
WuXi AppTec Group
RELATED PARTY TRANSACTIONS
Amounts due from related parties					$ 14,276
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]			us-gaap:RelatedPartyMember		us-gaap:RelatedPartyMember
Amounts due to related parties					$ 228,539
Other Liability, Current, Related Party, Type [Extensible Enumeration]			us-gaap:MajorityShareholderMember		us-gaap:MajorityShareholderMember
WuXi AppTec Group | Receipt of CRO and CDMO services
RELATED PARTY TRANSACTIONS
Related party transactions			$ 19,824	128,133
WuXi AppTec Group | Maximum
RELATED PARTY TRANSACTIONS
Percentage of shareholding interest		5.00%
Certain senior management personnel.
RELATED PARTY TRANSACTIONS
Amounts due from related parties			3,025		$ 3,073
Related party transactions			$ 5,976	6,013
WuXi Biologics (Cayman) Inc.
RELATED PARTY TRANSACTIONS
Amounts due to related parties					$ 10,118,661
Other Liability, Current, Related Party, Type [Extensible Enumeration]			us-gaap:SubsidiaryOfCommonParentMember		us-gaap:SubsidiaryOfCommonParentMember
WuXi Biologics (Cayman) Inc. | Receipt of CRO and CDMO services
RELATED PARTY TRANSACTIONS
Related party transactions			$ 227,663	$ 1,123,145
Underwritten public offering
RELATED PARTY TRANSACTIONS
Number of shares issued | shares	23,332,500
Underwritten public offering | American depositary shares
RELATED PARTY TRANSACTIONS
Number of shares issued | shares	18,666,000	18,666,000
Number of ordinary shares represented by each ADS		1.25